Other Non-current Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other Noncurrent Assets [Line Items]
Fair value change on the warrant		¥ 5,442	$ 782	¥ 11,017	¥ 0
T- T- P- Car Inc [Member]
Other Noncurrent Assets [Line Items]
Convertible bonds, interest rate	8.00%
Consideration for convertible bond	$ 100,000
Additional principal amount which the group have the right to purchase	$ 65,000
Investments as convertible bond, closing term	3 years
Convertible bond, interest rate	8.00%